SALES AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Sales And Marketing Expenses
SCHEDULE OF SALES AND MARKETING EXPENSES

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	4,913	5,261	6,372	1,997
Share-based compensation	321	144	60	19
Advertising	3,550	4,270	4,562	1,431
Depreciation	210	286	287	90
Office rent and maintenance	211	-	-	-
Other	229	357	534	167
	9,434	10,318	11,815	3,704